GE Capital Exit Plan (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Apr. 10, 2015
CLL [Member]
Subsequent Events [line items]
After-tax charges reported in discontinued operations	$ 4,329
GE Capital Exit Plan [Member]
Subsequent Events [line items]
Business disposition charges after tax	4,581	$ 16,118
Unconditional guarantee on principal and interest			$ 210,107
After-tax charges reported in discontinued operations	$ 4,405	$ 6,691